Financial Risk Management Activities - Foreign Exchange Risk (Details) - Foreign exchange risk - Borrowings $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in spot rate	1.5	1.5	1.5
Change in borrowings total due to increase in spot rate	$ (7)	$ (26)	$ (10)
Decrease in spot rate	(1.5)	(1.5)	(1.5)
Change in borrowings total due to decrease in spot rate	$ 9	$ 33	$ 13
TZS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in spot rate	250
Change in borrowings total due to increase in spot rate	$ (3)
Decrease in spot rate	(250)
Change in borrowings total due to decrease in spot rate	$ 4
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in spot rate	0.1	0.1	0.1
Change in borrowings total due to increase in spot rate	$ (3)	$ (16)	$ (15)
Decrease in spot rate	(0.1)	(0.1)	(0.1)
Change in borrowings total due to decrease in spot rate	$ 4	$ 19	$ 18